Income Tax - Composition of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current expense	$ 14,394	$ 14,796	$ 12,506
Deferred expense (benefit)	215	(359)	1,912
Income tax expense	$ 14,609	$ 14,437	$ 14,418